Schedule of property plants and equipment net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Property, Plant, and Equipment [Line Items]
Total cost	$ 1,069	$ 8,379	$ 7,787
Less: Accumulated depreciation	(933)	(7,310)	(6,977)
Net book value	136	1,069	810
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total cost	402	3,150	3,041
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total cost	9	69	59
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total cost	327	2,571	2,493
Software, Internally Developed [Member]
Property, Plant, and Equipment [Line Items]
Total cost	15	114	111
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total cost	$ 316	$ 2,475	$ 2,083